EXPENSES BY NATURE (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Interest and other finance costs	$ 489.3	$ 432.5
Depreciation of property and equipment	1,008.7	931.8
Amortization of intangible assets	516.8	461.2
Loss on foreign exchange	217.7	16.2
Loss on sale of property and equipment	4.7	2.2
Gain on divestiture	4.9	153.3
Total expenses by nature	7,141.3	5,872.8
Representation To Exclude Results Of GFL Infrastructure [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefits	2,011.3	1,557.3
Transfer and disposal costs	1,415.2	1,085.9
Interest and other finance costs	489.3	432.5
Depreciation of property and equipment	1,003.9	911.9
Amortization of intangible assets	515.6	457.6
Other expense	725.9	519.4
Transaction costs	55.0	64.2
Acquisition, rebranding and other integration costs	25.8	25.1
Maintenance and repairs	480.9	340.2
Fuel costs	405.4	222.9
Loss on foreign exchange	217.7	16.2
Share-based payments	55.1	41.1
Loss on sale of property and equipment	4.7	2.2
Gain on divestiture	(4.9)	(153.3)
Mark-to-market loss on Purchase Contracts	(266.8)	349.6
Impairment and other	7.2	0.0
Total expenses by nature	$ 7,141.3	$ 5,872.8